Intangible Assets and Goodwill (Details) - Schedule of intangible assets, net - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Total finite-lived assets, gross		$ 30,407	$ 18,903	$ 17,480
Accumulated amortization		(17,421)	(16,495)	(15,459)
Total finite-lived assets, net		12,986	2,408	2,021
Indefinite-lived intangible assets – trade names			200	280
Total intangible assets, net			2,608	2,301
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total finite-lived assets, gross		13,117	13,117	13,323
Accumulated amortization		(13,117)	(13,117)	(12,682)
Supplier agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Total finite-lived assets, gross		12,967	1,560
Accumulated amortization		(489)	(43)
Channel partner relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total finite-lived assets, gross		730	730	730
Accumulated amortization		(568)	(477)	(355)
Capitalized development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Total finite-lived assets, gross	[1]	3,213	3,116	3,047
Accumulated amortization	[1]	(2,897)	(2,518)	(2,094)
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total finite-lived assets, gross		380	380	380
Accumulated amortization		$ (350)	$ (340)	$ (328)

[1]	Includes the impact of foreign currency exchange rate fluctuations.